June 6, 2007	Client-Matter: 28791-030
VIA EDGAR
Michael McTiernan, Staff Attorney
Division of Corporate Finance
U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:	Shopoff Properties Trust, Inc. Registration Statement on Form S-11 File No. 333-139042
Dear Mr. McTiernan:
     On behalf of our client, Shopoff Properties Trust, Inc. (the “Registrant”), we have caused to be filed with Securities and Exchange Commission (“SEC”) via EDGAR, Amendment No. 3 (“Amendment No. 3”) to the Registrant’s Registration Statement on Form S-11, originally filed with the SEC on November 30, 2006 and amended as Amendment No. 1 on January 25, 2007, and as Amendment No. 2 on March 30, 2007 (“Amendment No. 2”). Concurrently with this filing, we will furnish you with a blacklined document showing the changes between Amendment No. 2 and Amendment No. 3 (the “Blackline”).
     Each of the numbered paragraphs below is a response to the corresponding numbered paragraph in the SEC’s comment letter, dated April 18, 2007.
Our Structure, Page 2
Prior Performance Tables, page B-1
     1. Comment: It may be difficult for an investor to tie the programs described in the narrative beginning on page 61 to the programs in each column of the prior performance tables. Please provide disclosure in the introduction or in the header to each table to clearly tie the programs disclosed in the tables to the programs described in the narrative. In addition, please identify the programs included in the table on B-6.
     Response: In order to tie the programs described in the narrative beginning on page 62 to the programs in each column of the Prior Performance Tables, the Registrant has

Securities and Exchange Commission
June 6, 2007

added footnotes to each Prior Performance Table, where applicable, referencing where discussion about the program(s) can be found in the narrative section of the prospectus.
     2. Comment: We note your response to comment 6. However, we continue to believe that Credit-Suisse investments are not programs and should be omitted from the tables. We do not equate a program with a “private placement offering,” but rather focus our analysis on the degree of involvement of the investor(s) in the investment decisions made by the vehicle. Accordingly, please provide a detailed analysis of the rights of Credit-Suisse in the initial vehicle and all subsequent vehicles. In addition, please provide us copies of any agreements related to this vehicle which describe the rights of the sponsor and Credit-Suisse.
     Response: The Registrant accepts your comment that the Credit-Suisse investments are not programs that should be included in the Prior Performance Tables. The Registrant has removed all Credit-Suisse programs from the Prior Performance Tables
     Also, in Amendment No. 3, the Registrant added disclosure on page 79 of the Registration Statement to clarify the relationship between the program names in programs 51 through 57 on pages 79, 80, and 81, and the common owner of these programs, which is Credit-Suisse.
Consolidated Balance Sheet
     3. Comment: Please update your financial statements pursuant to Rule 3-12 of Regulation S-X.
     Response: The Registrant has updated its financial statements pursuant to Rule 3-12 of Regulation S-X. Please see updated Report of Independent Registered Public Accounting Firm, Consolidated Balance Sheet, and Notes to Consolidated Balance Sheet beginning on page F-2 of Amendment No. 3 of Form S-11.
* * *
     The Registrant has, simultaneously with the filing of this Amendment No. 3, sent courtesy copies of Amendment No. 3 to Elaine Wolff, Rachel Zablow, and Cicely LaMothe, together with copies of the Amendment marked to show changes from Amendment No. 2.
     If you have any questions regarding this filing, please do not hesitate to contact the undersigned at (310) 312-4156.

Sincerely,
Mark J. Kelson
Mark J. Kelson

cc:	William A. Shopoff